Statement of Additional Information Supplement dated July 1, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Balanced Fund
Invesco California Tax-Free Income Fund
Invesco Dividend Growth Securities Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Fundamental Value Fund
Invesco Large Cap Relative Value Fund
Invesco New York Tax-Free Income Fund
Invesco S&P 500 Index Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Equity Premium Income Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Small Cap Growth Fund
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Dividend Growth Securities Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Dividend Growth Securities Fund
Jonathan Harrington[2]	None	1	$1,458.5	None	None	None	None
Meggan Walsh[2]	None	5	$1,995.9	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Harrington and Ms. Walsh began serving as portfolio managers of Invesco Dividend Growth Securities Fund on June 25, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Equally-Weighted S&P 500 Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Equally-Weighted S&P 500 Fund
Merrill Martin[2]	None	1	$104.3	15[3]	$1,046.9[3]	83[4]	$5,727.6[4]

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Glen Murphy[2]	None	5	$442.5	4	$207.1	28[5]	$1,918.9[5]
Daniel Tsai[2]	None	1	$104.3	15[3]	$1,046.9[3]	83[4]	$5,727.6[4]
Anne Unflat[2]	None	1	$104.3	15[3]	$1,046.9[3]	83[4]	$5,727.6[4]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Martin, Murphy and Tsai and Ms. Unflat began serving as portfolio managers of Invesco Equally-Weighted S&P 500 Fund on June 25, 2010.

3	This amount includes 1 fund that pays performance-based fees with $16.0 M in total assets under management.

4	This amount includes 10 funds that pay performance-based fees with $1,869.1 M in total assets under management.

5	This amount includes 4 funds that pay performance-based fees with $226.0 M in total assets under management.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco S&P 500 Index Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco S&P 500 Index Fund
Merrill Martin[2]	None	1	$104.3	15[3]	$1,046.9[3]	83[4]	$5,727.6[4]
Glen Murphy[2]	None	5	$442.5	4	$207.1	28[5]	$1,918.9[5]
Daniel Tsai[2]	None	1	$104.3	15[3]	$1,046.9[3]	83[4]	$5,727.6[4]
Anne Unflat[2]	None	1	$104.3	15[3]	$1,046.9[3]	83[4]	$5,727.6[4]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Martin, Murphy and Tsai and Ms. Unflat began serving as portfolio managers of Invesco S&P 500 Index Fund on June 25, 2010.

3	This amount includes 1 fund that pays performance-based fees with $16.0 M in total assets under management.

4	This amount includes 10 funds that pay performance-based fees with $1,869.1 M in total assets under management.

5	This amount includes 4 funds that pay performance-based fees with $226.0 M in total assets under management.”

The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen American Franchise Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen American Franchise Fund
Ido Cohen[2]	None	None	None	None	None	None	None
Erik Voss[2]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Cohen and Voss began serving as portfolio managers of Invesco Van Kampen American Franchise Fund on June 25, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Core Equity Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen Core Equity Fund
Jonathan Harrington[2]	None	1	$1,458.5	None	None	None	None
Meggan Walsh[2]	None	5	$1,995.9	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Harrington and Ms. Walsh began serving as portfolio managers of Invesco Van Kampen Core Equity Fund on June 25, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Equity Premium Income Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen Equity Premium Income Fund
Ralph Coutant[2]	None	5	$442.5	4	$207.1	28[3]	$1,918.9[3]
Lawson McWhorter[2]	None	1	$104.3	15[4]	$1,046.9[4]	83[5]	$5,727.6[5]
Glen Murphy[2]	None	5	$442.5	4	$207.1	28[3]	$1,918.9[3]
Anthony Shufflebotham[2]	None	5	$442.5	4	$207.1	28[3]	$1,918.9[3]
Anne Unflat [2]	None	1	$104.3	15[4]	$1,046.9[4]	83[5]	$5,727.6[5]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Coutant, McWhorter, Murphy and Shufflebotham and Ms. Unflat began serving as portfolio managers of Invesco Van Kampen Premium Income Fund on June 25, 2010.

3	This amount includes 4 funds that pay performance-based fees with $226.0 M in total assets under management.

4	This amount includes 1 fund that pays performance-based fees with $16.0 M in total assets under management.

5	This amount includes 10 funds that pay performance-based fees with $1,869.1 M in total assets under management.”

Statement of Additional Information Supplement dated July 1, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund Invesco Multi-Sector Fund Invesco Select Real Estate Income Fund	Invesco Structure Core Fund Invesco Structured Growth Fund Invesco Structured Value Fund
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Core Plus Bond Fund” of the Statement of Additional Information. The following table reflects information as of August 31, 2009 (except as noted):

				Other Pooled
		Other Registered Mutual		Investment Vehicles		Other Accounts
	Dollar	Funds Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Core Plus Bond Fund
Chuck Burge	None	7	$1,614.5	2	$1,402.7	None	None
Cynthia Brien	None	7	$1,614.5	7	$2,995.1	1	$8.5
Claudia Calich	None	None	None	5	$617.8	2	$68.1
John Craddock[2]	None	None	None	1	$724.2	None	None
Peter Ehret	None	4	$1,172.0	None	None	None	None”

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Craddock began serving as portfolio manager of Invesco Core Plus Bond Fund as of June 25, 2010. Information for Mr. Craddock has been provided as of May 31, 2010.
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Multi-Sector Fund” of the Statement of Additional Information. The following table reflects information as of August 31, 2009 (except as noted):

				Other Pooled
		Other Registered Mutual		Investment Vehicles		Other Accounts
	Dollar	Funds Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Multi-Sector Fund
Juan Hartsfield	None	15	$3,608.2	1	$32.1	None	None
Andrew Lees	None	2	$1,712.1	1	$276.6	None	None
Derek Taner	None	3	$1,181.9	1	$172.3	None	None
Warren Tennant	None	2	$650.0	2	$125.3	None	None

Other Pooled
		Other Registered Mutual		Investment Vehicles		Other Accounts
	Dollar	Funds Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Meggan Walsh[2]	None	5	$1,995.9	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Ms. Walsh began serving as portfolio manager of Invesco Multi-Sector Fund as of June 25, 2010. Information for Ms. Walsh has been provided as of May 31, 2010.”